Loans and Allowance for Loan Losses - Schedule of Current, Accruing Past Due, and Non-Accrual Loans on an Amortized Cost Basis by Loan Portfolio Class (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	$ 80,004	$ 104,160	$ 249,529
Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	59,020	68,304	233,704
Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	124	646	372
Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	20,860	35,210	15,453
Total commercial and industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	59,863	24,475	211,733
Total commercial and industrial | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	51,474	23,582	199,702
Total commercial and industrial | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	540	0
Total commercial and industrial | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total commercial and industrial | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	8,389	353	12,031
Total commercial and industrial | Commercial, financial, and agricultural
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	52,194	10,606	135,140
Total commercial and industrial | Commercial, financial, and agricultural | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	43,805	9,896	123,843
Total commercial and industrial | Commercial, financial, and agricultural | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	540	0
Total commercial and industrial | Commercial, financial, and agricultural | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total commercial and industrial | Commercial, financial, and agricultural | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	8,389	170	11,297
Total commercial and industrial | Owner-occupied
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	7,669	13,869	76,593
Total commercial and industrial | Owner-occupied | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	7,669	13,686	75,859
Total commercial and industrial | Owner-occupied | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total commercial and industrial | Owner-occupied | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total commercial and industrial | Owner-occupied | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	183	734
Total commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	2,323	76,897	33,052
Total commercial real estate | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	2,323	44,115	31,538
Total commercial real estate | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total commercial real estate | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total commercial real estate | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	32,782	1,514
Total commercial real estate | Investment properties
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	2,323	76,897	909
Total commercial real estate | Investment properties | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	2,323	44,115	604
Total commercial real estate | Investment properties | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total commercial real estate | Investment properties | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total commercial real estate | Investment properties | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	32,782	305
Total commercial real estate | 1-4 family properties
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			2,383
Total commercial real estate | 1-4 family properties | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			1,174
Total commercial real estate | 1-4 family properties | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total commercial real estate | 1-4 family properties | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total commercial real estate | 1-4 family properties | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			1,209
Total commercial real estate | Land and development
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			29,760
Total commercial real estate | Land and development | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			29,760
Total commercial real estate | Land and development | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total commercial real estate | Land and development | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total commercial real estate | Land and development | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	17,818	2,788	4,744
Total consumer | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	5,223	607	2,464
Total consumer | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	124	106	372
Total consumer | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total consumer | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	12,471	2,075	1,908
Total consumer | Consumer mortgages
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	13,242	2,000	2,575
Total consumer | Consumer mortgages | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	1,776	210	1,423
Total consumer | Consumer mortgages | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total consumer | Consumer mortgages | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total consumer | Consumer mortgages | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	11,466	1,790	1,152
Total consumer | Home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			623
Total consumer | Home equity | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			623
Total consumer | Home equity | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total consumer | Home equity | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total consumer | Home equity | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total consumer | Credit cards
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total consumer | Credit cards | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total consumer | Credit cards | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total consumer | Credit cards | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total consumer | Credit cards | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis			0
Total consumer | Other consumer loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	4,576	788	1,546
Total consumer | Other consumer loans | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	3,447	397	418
Total consumer | Other consumer loans | Accruing 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	124	106	372
Total consumer | Other consumer loans | Accruing 90 Days or Greater Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	0	0	0
Total consumer | Other consumer loans | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis of loans, aging analysis	$ 1,005	$ 285	$ 756